Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
Overview
As required by Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing certain disclosure regarding executive compensation for our current and former Chief Executive Officers and our other current and former NEOs as a group (collectively, the “non-CEO NEOs”) on an average basis, as well as certain performance measures, for the fiscal years ended December 31, 2022, 2021 and 2020.
Amounts for Compensation Actually Paid in the tables below have been calculated in accordance with Item 402(v) and do not represent amounts actually earned by or paid to our current and former NEOs for the fiscal years ended December 31, 2022, 2021 and 2020.
A substantial portion of the amounts reported in the Compensation Actually Paid columns in the tables below relates to changes in the fair value of unvested Angi equity awards over the course of the relevant fiscal year and fiscal year over fiscal year. The fair value of such awards changes as the market price of Angi Class A common stock changes, and the vesting of such awards is subject to continued service through the applicable vesting dates (and in the case of certain awards, the satisfaction of certain performance conditions). As a result, the value that may be realized by our current NEOs related to their unvested Angi equity awards cannot be determined as of the date of this proxy statement and can only be determined on the applicable vesting dates for such awards.
The valuation assumptions and methodologies, as applicable, used to calculate the fair value of Angi equity awards as of the end of each fiscal year did not materially differ from those used to calculate the value of such awards as of the applicable grant date. The fair value of outstanding Angi equity awards at vesting is calculated by multiplying the closing price of Angi Class A common stock on the vesting date by the number of awards so vesting.
Pay Versus Performance Table
Year	Summary Compensation Table Total for First CEO(1) ($)	Compensation Actually Paid to First CEO(2) ($)	Summary Compensation Table Total for Second CEO(1) ($)	Compensation Actually Paid to Second CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net Loss
							Company TSR(5) ($)	Industry Index TSR(5) ($)
2022	$450,472	$450,472	$4,757,096	$(24,589,004)	$3,325,411	$(698,811)	$27.74	$131.58	$(128,450,000)
2021	$145,647	$(37,072,235)	$42,359,288	$18,303,213	$6,042,094	$3,143,274	$108.74	$201.23	$(71,378,000)
2020	$11,911,322	$41,296,389	—	—	$3,284,792	$10,176,061	$155.79	$146.70	$(6,283,000)

(1)
Our first CEO for 2022 is Mr. Levin, who has served as our Chief Executive Officer since October 10, 2022. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 10, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 24, 2021.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Messrs. Levin and Hanrahan for each applicable fiscal year in the Total column of the Summary Compensation Table (and to amounts previously reported for Mr. Ridenour in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	Plus Equity Award Adjustments for First CEO(a) ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	Plus Equity Award Adjustments for Second CEO(b) ($)	Compensation Actually Paid to Second CEO ($)
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
(a)
Represents adjustments to the fair value of Mr. Ridenour’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

(b)
Represents adjustments to the fair value of Mr. Hanrahan’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—

(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2022, Messrs. Russakoff, Kip, Shanmugasundaram, Pedersen and Dua and Ms. Shaw, (ii) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee, our Chief Marketing Officer, and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iii) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen, our former Chief Financial Officer, Craig Smith, our former President and Chief Operating Officer, and Allison Lowrie, our former Chief Marketing Officer.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our current and former non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our current non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and to the average amounts of total compensation previously reported for our former non-CEO NEOs in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Minus Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061

(x)
Represents adjustments to the average fair value of non-CEO NEO Angi equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through December 30, 2022. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]
(1)
Our first CEO for 2022 is Mr. Levin, who has served as our Chief Executive Officer since October 10, 2022. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 10, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 24, 2021.
(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2022, Messrs. Russakoff, Kip, Shanmugasundaram, Pedersen and Dua and Ms. Shaw, (ii) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee, our Chief Marketing Officer, and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iii) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen, our former Chief Financial Officer, Craig Smith, our former President and Chief Operating Officer, and Allison Lowrie, our former Chief Marketing Officer.

Peer Group Issuers, Footnote [Text Block]
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through December 30, 2022. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Messrs. Levin and Hanrahan for each applicable fiscal year in the Total column of the Summary Compensation Table (and to amounts previously reported for Mr. Ridenour in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	Plus Equity Award Adjustments for First CEO(a) ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	Plus Equity Award Adjustments for Second CEO(b) ($)	Compensation Actually Paid to Second CEO ($)
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
(a)
Represents adjustments to the fair value of Mr. Ridenour’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

(b)
Represents adjustments to the fair value of Mr. Hanrahan’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount			$ 3,325,411	$ 6,042,094	$ 3,284,792
Non-PEO NEO Average Compensation Actually Paid Amount			$ (698,811)	3,143,274	10,176,061
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our current and former non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our current non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and to the average amounts of total compensation previously reported for our former non-CEO NEOs in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Minus Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061

(x)
Represents adjustments to the average fair value of non-CEO NEO Angi equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

(1)
Since Angi’s executive compensation program does not generally use GAAP Net Loss as a financial performance measure for purposes of determining compensation to be paid to our NEOs, any correlation between our GAAP Net Loss and the compensation that we pay our NEOs and CAP to our NEOs is a coincidence.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount			$ 27.74	108.74	155.79
Peer Group Total Shareholder Return Amount			131.58	201.23	146.7
Net Income (Loss)			(128,450,000)	(71,378,000)	(6,283,000)
PEO Name	Mr. Levin	Mr. Hanrahan
Mr. Levin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			450,472	145,647	11,911,322
PEO Actually Paid Compensation Amount			450,472	(37,072,235)	41,296,389
Equity Awards					10,603,072
Mr. Levin [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(37,217,882)	39,988,139
Mr. Levin [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,081,139	1,427,353
Mr. Levin [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(40,299,021)	(936,054)
Mr. Levin [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					29,235,581
Mr. Levin [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					10,261,258
Mr. Hanrahan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,757,096	42,359,288
PEO Actually Paid Compensation Amount			(24,589,004)	18,303,213
Equity Awards			2,444,754	41,132,595
Mr. Hanrahan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26,901,346)	17,076,520
Mr. Hanrahan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,627,979)	631,068
Mr. Hanrahan [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,220,883)	(1,124,894)
Mr. Hanrahan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,947,516	22,438,913
Mr. Hanrahan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,868,566)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards			2,636,582	5,604,489	2,470,462
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,387,640)	2,705,669	9,361,731
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					980,589
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(647,948)	212,492	2,983,946
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(534,843)	(1,967,609)	(748,843)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,014,585	$ 4,460,786	5,652,210
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,219,434)		$ 494,359